Investment Managers Series Trust

235 West Galena Street

Milwaukee, Wisconsin 53212

September 5, 2019

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 “F” Street, N.E.

Washington, DC 20549

Re:	Investment Managers Series Trust (the “Trust”)

File Nos. 333-122901 and 811-21719

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the series WCM Focused International Growth Fund, WCM Focused Emerging Markets Fund, WCM Focused Global Growth Fund, and WCM International Small Cap Growth Fund (the “Funds”) do not differ from that contained in Post-Effective Amendment No. 1032 to the Trust’s Registration Statement on Form N1-A. This Amendment was filed electronically on August 28, 2019.

If you have any questions or require further information, do not hesitate to contact Diane Drake at 626-385-5777.

Sincerely,

/s/ Carmen M. Castillo-Andino
Carmen M. Castillo-Andino
Investment Managers Series Trust